Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
Enterprise Management Incentive Plan
In 2013, Legacy Wejo established the Enterprise Management Incentive Plan (the “EMI Plan”) in order to issue equity awards to its employees and directors in the form of options to purchase either Ordinary or A Ordinary shares of Legacy Wejo as a means to secure the benefits arising from capital share ownership. EMI Plans are tax-advantaged employee share option schemes designed for small and medium-sized companies in the UK. The purposes of the EMI Plan are to promote the long-term financial interests and growth by attracting, retaining and motivating participants by means of growth-related equity incentives to achieve long term goals and to align the interests of the participants under the EMI Plan with those of the shareholders of Legacy Wejo through opportunities for share-ownership in the Company.
The EMI Plan was administered by Legacy Wejo’s Board and each option granted thereunder was set forth in writing in an option agreement, duly executed by the Company and, to the extent required by law or requested by the Company, by the participant. The exercise prices, vesting and other restrictions were determined by Legacy Wejo’s Board, except that the exercise price per share had to be at least equal to the lesser of the fair market value (“FMV”) per share of ordinary share on the option grant date or £0.00001. Shares reserved for issuance that were cancelled or terminated without having been exercised were to again be available for issuance under the EMI Plan. As of December 31, 2018, the Company failed to meet the EMI gross assets requirement as its gross assets exceeded £30.0 million ($41.0 million at December 31, 2020), and therefore, no longer qualified to issue options under the EMI Plan.
Under the EMI Plan, Legacy Wejo granted Employee Share Options to purchase Ordinary and A Ordinary shares that only vest and become exercisable upon (i) the sale of the whole business or assets of Legacy Wejo; (ii) a takeover of Legacy Wejo by an outside source; or (iii) the first occasion on which ordinary shares in the capital of Legacy Wejo are permitted to be traded or dealt in on a relevant market Exercisable Event. These events were not determined to be probable of occurring as of December 31, 2020. As such, Legacy Wejo has not recognized any compensation costs related to the awards as of December 31, 2020. On November 18, 2021, the Business Combination occurred and the share-based compensation expenses were fully recognized immediately.
A summary of the changes in Employee Share Options issued under the EMI Plan as of the year ended December 31, 2021 are as follows:

Options to purchase A Ordinary shares	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	2,133,989	$0.07	7.7	$12,434
Granted	—	$—
Exercised	(2,103,951)	$0.07
Forfeited	(30,038)	$0.07
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—

Options to purchase Ordinary Shares	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	31,155	$4.76	2.0	$82
Granted	—	$—
Exercised	(31,155)	$4.76
Forfeited	—	$—
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—
The Company did not grant any options under the EMI Plan during the years ended December 31, 2021 and 2020.
Articles of Association
Subsequent to December 31, 2018, Legacy Wejo issued options to purchase Legacy Wejo A Ordinary shares under its Articles of Association, as it no longer qualified to issue options under the EMI Plan. The options issued under the Articles of Association also only became exercisable upon an Exercisable Event, but unlike the options issued under the EMI Plan which expire 10 years after issuance, the options issued under the Articles of Association did not have an expiration date.

Options to purchase A Ordinary shares	Number of Options Outstanding	Weighted Average Strike Price	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	13,562,995	$0.11	$72,843
Granted	54,519	$0.08
Exercised	(13,569,609)	$0.11
Forfeited	(47,905)	$0.09
Outstanding at December 31, 2021	—	$—	$—
Exercisable at December 31, 2021	—	$—	$—
The weighted average grant-date fair value of share options to purchase A Ordinary shares granted by Legacy Wejo was $9.48 and $0.02 per share during the years ended December 31, 2021 and 2020, respectively.
The intrinsic value of the options exercised during the year ended December 31, 2021 was $148.0 million. No options were exercised during the year ended December 31, 2020.
As of December 31, 2020, there was $8.6 million of unrecognized compensation cost related to options issued collectively under the EMI Plan and Articles of Association. The unrecognized compensation cost was fully recognized upon completion of the Business Combination on November 18, 2021.
2021 Equity Incentive Plan
In November 2021, the Company’s board of directors adopted, and the Company’s shareholders approved, the 2021 Equity Incentive Plan, or the “2021 Plan.” The 2021 Plan allows the compensation and leadership development committee to make share-based and cash-based incentive awards to the Company’s officers, employees, directors and other key persons (including consultants).
The Company initially reserved 14,092,530 of its common shares for the issuance of awards under the 2021 Plan. On the first day of each fiscal year of the Company during the term of the 2021 Plan, commencing on January
1, 2022 and ending on January 1, 2031, the aggregate number of common shares that may be issued under the 2021 Plan shall automatically increase by a number equal to the lesser of (i) 3% of the total number of common shares actually issued and outstanding on the last day of the preceding fiscal year and (ii) a number of common shares determined by the Board.
Options under the 2021 Plan
During the year ended December 31, 2021, the Company granted options to purchase 2,456,102 common shares to employees under its 2021 Plan. The options issued under the 2021 Plan become exercisable in one-third increments on each of the first three anniversaries of the grant date subject to satisfaction of a service condition and expire 10 years after issuance.

Options to purchase common share	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—	$—	—	$—
Granted	2,456,102	$11.04
Exercised	—	$—
Forfeited	—	$—
Outstanding at December 31, 2021	2,456,102	$11.04	9.9	$—
Exercisable at December 31, 2021	—	$—	—	$—
The weighted average grant-date fair value of share options granted by the Company was $5.00 per share during the year ended December 31, 2021.
As of December 31, 2021, there was $11.8 million of unrecognized compensation cost related to options to purchase common shares of the Company, which is expected to be recognized over a weighted-average period of 2.9 years.
Restricted Share Units under the 2021 Plan
On November 19, 2021, the Company granted 4,227,759 RSUs under the 2021 Plan.
The Company granted 939,502 RSUs to one director, which were fully vested upon grant, and his share-based compensation expense of $10.7 million was immediately recognized in the general and administrative expenses during the year ended December 31, 2021. The Company shall pay to the director 469,751 RSUs on each of the first two anniversaries of the grant date. Those RSUs were not settled by issuance of common shares as of December 31, 2021.
The Company granted 2,818,506 RSUs in the aggregate to a director and an executive director, 50% of those RSUs shall vest on the 18-month anniversary of the grant date with the balance of the RSUs vesting on the 30-month anniversary of the grant date. As there is no substantive service condition for the 2,818,506 RSUs from accounting perspective, the share-based compensation expense of $32.1 million was immediately recognized in the general and administrative expenses during the year ended December 31, 2021.
There is a service condition for 469,751 RSUs issued to one executive director. One third of the RSUs will vest on each of the first, second and third anniversaries of grant date. As of December 31, 2021, there was $5.1 million of unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.9 years.

	Number of Units Outstanding	Weighted Average Fair Value Per Unit
Outstanding at December 31, 2020	—	$—
Granted	4,227,759	$11.38
Vested	(939,502)	$11.38
Forfeited	—	$—
Outstanding at December 31, 2021	3,288,257	$11.38
Share Option Valuation
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options to purchase A ordinary shares of Legacy Wejo issued during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Expected term (in years)	0.0	2.0
Expected volatility	72.6%	79.5%
Risk-free interest rate	0.1%	(0.1)%
Expected dividend yield	—%	—%
Underlying fair value of Ordinary share	$9.56	$0.05
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options under the 2021 Plan issued during the year ended December 31, 2021:

Year Ended
December 31, 2021
Expected term (in years)	6.0
Expected volatility	46.4%
Risk-free interest rate	1.3%
Expected dividend yield	—%
Underlying fair value of Ordinary share	$11.04
Share-based Compensation Expense
Share-based compensation expense recorded is as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$46,029	$—
Sales and marketing	3,218	—
Technology and development	2,718	—
Cost of revenue	351	—
Total	$52,316	$—